Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	7,502,496	7,593,929
Common stock, shares outstanding	7,502,496	7,593,929
Preferred Stock Series A
Preferred stock, shares issued	10,000	10,000
Preferred stock, shares outstanding	10,000	10,000
Preferred Stock Series B
Preferred stock, shares issued	500	500
Preferred stock, shares outstanding	500	500